Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	60	58
3 YEAR	82	76
5 YEAR	106	95
10 YEAR	178	152